Net cash flow from operating activities - Summary of cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Result before tax	€ 8,385	€ 3,399	€ 5,653
Adjusted for: - Depreciation and amortisation	834	829	789
- Addition to loan loss provisions	516	2,675	1,120
- Other non-cash items in Result before tax	(1,190)	1,671	1,213
Taxation paid	(1,873)	(1,734)	(2,345)
- Loans and advances to banks, not available on demand	262	10,033	(1,338)
- Deposits from banks, not payable on demand	8,438	43,044	(2,574)
Net change in Loans and advances to/from banks, not available/payable on demand	8,700	53,078	(3,911)
- Trading assets	(25)	(2,101)	605
- Trading liabilities	(5,596)	4,667	(3,173)
Net change in Trading assets and Trading liabilities	(5,620)	2,566	(2,568)
- Loans and advances to customers	(27,860)	2,876	(16,687)
- Customer deposits	10,339	39,740	18,040
- Non-trading derivatives	290	(1,440)	1,072
- Assets designated at fair value through profit or loss	(1,907)	(1,369)	(7)
- Assets mandatorily at fair value through profit or loss	1,650	(1,963)	23,343
- Other assets	(113)	1,082	1,363
- Other financial liabilities at fair value through profit or loss	(6,791)	1,189	(12,235)
- Provisions and other liabilities	(304)	(1,355)	(1,784)
- Other	(7,175)	(3,856)	11,752
Net cash flow from/(used in) operating activities	€ (14,943)	€ 101,243	€ 13,055